JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

J.P. Morgan International Equity Funds

JPMorgan Developed International Value Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Equity Fund

JPMorgan International Focus Fund

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan National Municipal Income Fund

JPMorgan New York Tax Free Bond Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Real Return Fund

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Hedged Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Applied Data Science Value Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMorgan U.S. Value Fund

JPMorgan Value Advantage Fund

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

SUP-MF-1124

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan SMID Cap Equity Fund

JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan International Hedged Equity Fund

J.P. Morgan SmartRetirement Funds

JPMorgan SmartRetirement® 2065 Fund

J.P. Morgan Income Funds

JPMorgan Preferred and Income Securities Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

(Class A, Class C and Morgan Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated November 21, 2024

to the current Prospectuses, as supplemented

Effective immediately, the “Appendix A — POLICIES REGARDING TRANSACTIONS THROUGH EDWARD JONES” section, will be deleted in its entirety and replaced with the following information that is applicable to Class A, Class C and Morgan Shares and which has been provided by Edward Jones:

POLICIES REGARDING TRANSACTIONS THROUGH EDWARD JONES

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this Fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of J.P. Morgan Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

•

The applicable sales charge on a purchase of Class A Shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the J.P. Morgan Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-End Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:

•	The redemption and repurchase occur in the same account.

•

The redemption proceeds are used to process an: IRA contribution, excess contributions, conversions, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same pricing group.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

•

Shares exchanged into Class A Shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in a Fund’s prospectus.

•	Exchanges from Class C Shares to Class A Shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

•	Return of excess contributions from an Individual Retirement Account (IRA).

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	A 529 account held on an Edward Jones platform

•	An account with an active systematic investment plan or LOI

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a Fund to Class A Shares of the same Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE